Employee Retirement Plans (Accumulated Benefit Obligations, Amounts Recognized on Balance Sheets, and Reconciliation of AOCI) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax
Amount arising during the period	$ 133.6	$ (28.7)	$ (110.5)
Amortization of net actuarial (gain) loss included in net earnings (loss)	0.3	(0.1)	0.4
Amortization of prior service credit included in net earnings (loss)	(5.7)	(3.4)	(3.5)
Plan curtailments included in net loss	2.1	12.7	(11.8)
Reduction of plan obligations due to elimination of reimbursement of medical costs		5.7
Reduction of plan obligations due to elimination of postretirement medical benefit coverage		16.9
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Amounts Recognized in Balance Sheet
Current liabilities	(4.0)	(1.2)
Noncurrent liabilities	(106.0)	(283.9)
Total amount recognized	(110.0)	(285.1)
Amortization of:
Net actuarial gain	(0.1)
Net prior service credit	0
Total	(0.1)
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Amounts Recognized in Balance Sheet
Current liabilities	(0.8)	(1.0)
Noncurrent liabilities	(3.2)	(4.4)
Total amount recognized	(4.0)	(5.4)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax
Accumulated other comprehensive income (loss), before Tax, beginning balance	15.7	10.0
Amount arising during the period	1.0	22.0
Amortization of prior service credit included in net earnings (loss)	(5.7)	(3.5)
Plan curtailments included in net loss	0	(12.8)
Accumulated other comprehensive income (loss), before Tax, ending balance	11.0	15.7
Amortization of:
Net actuarial gain	(0.3)
Net prior service credit	(5.7)
Total	(6.0)
Actuarial Gain (Loss), net [Member] | Pension Plans, Defined Benefit [Member]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax
Accumulated other comprehensive income (loss), Actuarial Gain/(Loss), net, before Tax, beginning balance	(80.2)	(29.6)
Amount arising during the period	132.6	(50.7)
Amortization of net actuarial (gain) loss included in net earnings (loss)	0.3	0
Plan curtailments included in net loss	(2.1)	0.1
Accumulated other comprehensive income (loss), Actuarial Gain/(Loss), net, before Tax, ending balance	50.6	(80.2)
Actuarial Gain (Loss), net [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax
Accumulated other comprehensive income (loss), Actuarial Gain/(Loss), net, before Tax, beginning balance	(12.6)	0.9
Amount arising during the period	1.0	(0.6)
Amortization of net actuarial (gain) loss included in net earnings (loss)	0	(0.1)
Plan curtailments included in net loss	0	(12.8)
Accumulated other comprehensive income (loss), Actuarial Gain/(Loss), net, before Tax, ending balance	(11.6)	(12.6)
Prior Service Credit (Cost) [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax
Accumulated other comprehensive income (loss), Prior Service (Credit)/Cost, before Tax, beginning balance	28.3	9.1
Amount arising during the period	0	22.6
Amortization of prior service credit included in net earnings (loss)	(5.7)	(3.4)
Plan curtailments included in net loss	0	0
Accumulated other comprehensive income (loss), Prior Service (Credit)/Cost, before Tax, ending balance	$ 22.6	$ 28.3